22. Leasing transactions (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Financial lease liability -minimum rental payments	R$ 195	R$ 215
Future financing charges	185	207
Gross amount of finance lease agreements	380	422
Up to 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Financial lease liability -minimum rental payments	51	41
1 – 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Financial lease liability -minimum rental payments	117	144
After 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Financial lease liability -minimum rental payments	R$ 27	R$ 30